Revenue - Performance Obligations (Table) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 919,425
2022 [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	84,537
2023 [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	74,481
2024 [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	70,795
2025 [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	64,492
2026 [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	53,087
2027 and thereafter [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 572,033